Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0001934387
Registrant Name	CGL Logistics Holdings Ltd
Registration File Number	333-291040
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES